UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-3418

CALVERT CASH RESERVES
(Exact name of registrant as specified in charter)

4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)

William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

Registrant's telephone number, including area code:  (301) 951-4800

Date of fiscal year end: September 30

Date of reporting period: Twelve months ended September 30, 2006


Item 1.  Report to Stockholders.


Calvert

Investments that make a difference

September 30, 2006
Annual Report
Calvert Cash Reserves Institutional Prime Fund

Calvert

Investments that make a difference

a UNIFI company

Table of Contents

Shareholder Letter

Shareholder Expense Example
3

Report of Independent Registered Public Accounting Firm
4

Statement of Net Assets
5

Statement of Operations
8

Statements of Changes in Net Assets
9

Notes to Financial Statements
10

Financial Highlights
12

Explanation of Financial Tables
13

Proxy Voting and Availability of Quarterly Portfolio Holdings

Trustee and Officer Information Table

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Dear Shareholders:

Performance

For the 12-month reporting period ended September 30, 2006, the Calvert Cash Reserves Institutional Prime Fund shares returned 4.55%, ahead of the Portfolio's peer group, the Lipper Institutional Money Market Funds Average, at 4.36%.

Investment Climate

During the 12-month reporting period, the Federal Reserve (Fed) increased the target Fed funds rate 0.25% at the first six of its eight scheduled meetings, pushing the rate to 5.25% before moving to the sidelines in August. Short-term rates, including those of the three-month Treasury bill, rose in response to these hikes.1 Long-term interest rates increased slightly, with the benchmark 10-year Treasury yield rising 0.29% to 4.63%.

The U.S. economy grew at a 3.3% pace during the first nine months of the reporting period, as measured by gross domestic product (GDP), which is in line with the long-term U.S. average.2 On average, 148,000 new jobs were created each month, while the unemployment rate remained a low 4.6%. Inflation became an issue during the year, however. The headline consumer price index (CPI) increased 3.8% over the 12-month reporting period and the core CPI, which excludes volatile food and energy prices, rose  2.8%.3  In May, rising headline and core inflation led the Fed to tilt its monetary policy bias toward addressing the risk of inflation, potentially leaving the door open for more rate increases.

Strategy

During the past 12 months, we continued to purchase variable-rate securities, which reset quickly when the Federal Reserve (Fed) raises its target Fed funds rate. In doing so, we positioned the Fund to take advantage of what we anticipated would be further rate increases by the Fed.  And as market rates rose in response to subsequent increases, the Fund benefited from its allocation to variable-rate securities.

We also purchased one-year agency securities during the reporting period to extend the Fund's average maturity to near that of its peers, since we believe the Fed is nearing the end of its rate increases.  According to iMoneynet, as of September 26, 2006 the average First Tier Institutional money market fund had an average-days-to-maturity of 43 days, while the Fund's was 37 days.

Outlook

Fed rate hikes have moved the target Fed funds rate into a historically neutral range--neither overly accommodative nor restrictive--but the level of core inflation remains uncomfortably high.  However, the quickening pace of inflation has finally slowed over the last few months, offering hope that the level will soon drop into the Fed's comfort zone and eliminate the need for further hikes in the target rate.

We expect U.S. economic growth to be slower than average in coming quarters, but do not expect a recession or any change in the target Fed funds rate.  The sharp drop in energy prices that started in the late summer should cushion weaker consumer spending, but a material slowdown in the housing sector could threaten consumption. We are also watching the actions of central banks around the globe, many of which started tightening their monetary policies during the reporting period, pushing interest rates up worldwide. While we expect interest-rate hikes overseas to be very gradual, the U.S. must rely on foreign investment in U.S. securities to help offset our broad deficit, so domestic interest rates must stay competitive with those overseas to continue attracting investors from abroad.

Barbara J. Krumsiek
President and CEO
Calvert Group, Ltd.

James B. O'Boyle
Thomas A. Dailey
Portfolio Managers
Calvert Asset Management Company
October 2006

1.    The three-month Treasury bill yield rose 1.33%, to 4.88%.

2.    The third quarter 2006 GDP was not released at the time of this writing. Average annualized growth rate of real GDP over the last 50 years was 3.3%.  Data source: Commerce Department.

3.    CPI data available through August 2006.

An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

% of Total Investments
Investment Allocation
Certificates of Deposit	4.1%
Taxable Variable Rate
Demand Notes	76.8%
U.S. Government Agencies and Instrumentalities	19.1%
Total	100%

Average Annual Total Return
(year ended 9.30.06)
One year	4.55%
Five year	2.29%
Ten year	3.94%

Past performance does not indicate future results.

7-Day Simple/Effective Yield
(as of 9.30.06)
7-day simple yield	4.99%
7-day effective yield	5.12%

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2006 to September 30, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect transactional costs if any. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending Account	Expenses Paid
	Account Value	Value	During Period*
	4/1/06	9/30/06	4/1/06 - 9/30/06
Actual	$1,000.00	$1,024.60	$1.37
Hypothetical	$1,000.00	$1,023.71	$1.37
(5% return per year before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 0.27%, multiplied by the average account value over the period, multiplied by 183/365.

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders of Calvert Cash Reserves Institutional Prime Fund:

We have audited the accompanying statement of net assets of the Calvert Cash Reserves Institutional Prime Fund, the sole series of Calvert Cash Reserves, as of September 30, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended.  These financial statements and financial highlights are the responsibility of the Company's management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of September 30, 2006, by correspondence with custodians and brokers.  As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Calvert Cash Reserves Institutional Prime Fund as of September 30, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP
Philadelphia, PA
November 20, 2006

Statement of Net Assets

September 30, 2006

	Principal
Taxable Variable Rate Demand Notes - 76.2%	Amount	Value
American Buildings Co., 5.33%, 8/1/20, LOC: Canadian Imperial Bank (r)	$2,500,000	$2,500,000
Bochasanwasi Shree Akshar Purushottam Swaminarayan Sanstha, Inc.,
5.37%, 6/1/22, LOC: Comercia Bank (r)	2,870,000	2,870,000
Butler County Alabama IDA Revenue, 5.33%, 3/1/12, LOC: Whitney National Bank,
C/LOC: FHLB (r)	345,000	345,000
California Statewide Communities Development Authority Revenue:
5.60%, 8/1/32, LOC: U.S. Bank (r)	675,000	675,000
5.42%, 12/15/36, LOC: Bank of the West (r)	450,000	450,000
Chambers County Alabama IDA Revenue, 5.33%, 2/1/28, LOC: Colonial Bank,
C/LOC: FHLB (r)	415,000	415,000
Chatham Centre LLC, 5.45%, 4/1/22, LOC: Bank of North Georgia (r)	1,560,000	1,560,000
CIDC-Hudson House LLC, 5.55%, 12/1/34, LOC: Hudson River Bank & Trust,
C/LOC: FHLB (r)	1,405,000	1,405,000
Columbus Georgia Development Authority Revenue, 5.36%, 9/1/23, LOC: SunTrust Bank (r)	2,330,000	2,330,000
Dayton Wheel Concepts, Inc., 5.38%, 5/1/24, LOC: National City Bank (r)	3,725,000	3,725,000
Durham North Carolina GO, 5.40%, 5/1/18, BPA: Bank of America (r)	2,595,000	2,595,000
Four Fishers LLC, 5.37%, 4/1/24, LOC: LaSalle Bank (r)	3,305,000	3,305,000
Grove City Church of the Nazarene, 5.38%, 2/1/24, LOC: National City Bank (r)	2,611,000	2,611,000
Heritage Funeral Services LLC, 5.47%, 2/1/18, LOC: Old National Bank,
C/LOC: Northern Trust Co. (r)	350,000	350,000
Hillcrest Baptist Church, 5.43%, 12/1/20, LOC: Wachovia Bank (r)	700,000	700,000
HoPo Realty Investments LLC, 5.40%, 12/1/21, LOC: Wachovia Bank (r)	1,770,000	1,770,000
Iowa State Finance IDA Revenue, 5.42%, 11/1/17, LOC: Societe Generale (r)	2,530,000	2,530,000
Lee County Florida IDA Revenue, 5.36%, 6/1/10, LOC: SunTrust Bank (r)	1,655,000	1,655,000
Macon-Bibb County Georgia IDA Revenue, 5.42%, 7/1/14, LOC: AmSouth Bank (r)	2,500,000	2,500,000
Maniilaq Association Revenue, 5.25%, 11/1/22, LOC: Washington Mutual Bank,
C/LOC: FHLB (r)	1,300,000	1,300,000
Mississippi Business Finance Corp. Revenue:
5.33%, 12/1/20, LOC: First Tennessee Bank (r)	4,700,000	4,700,000
5.38%, 8/1/24, LOC: Union Planters Bank (r)	2,630,000	2,630,000
MOB Management One LLC, 5.63%, 12/1/26, LOC: Columbus Bank & Trust (r)	4,000,000	4,000,000
MOB Management Two LLC, 5.63%, 12/1/31, LOC: Columbus Bank & Trust (r)	935,000	935,000
Montgomery County Pennsylvania IDA Revenue, 5.40%, 12/1/16, LOC: Wilmington Trust Co. (r)	1,730,000	1,730,000
New York City IDA Revenue, 5.55%, 6/1/30, LOC: Citibank (r)	3,310,000	3,310,000
New York State MMC Corp. Revenue, 5.50%, 11/1/35, LOC: JPMorgan Chase Bank (r)	4,000,000	4,000,000
Ogden City Utah Redevelopment Agency Revenue, 5.48%, 1/1/31, LOC: Bank of New York (r)	700,000	700,000
Omaha Nebraska SO, 5.374%, 2/1/26, BPA: Dexia Credit Local, AMBAC Insured (r)	3,700,000	3,700,000
Ontario County New York IDA Revenue, 5.60%, 12/1/36, LOC: Citizens Bank (r)	1,500,000	1,500,000
Peoploungers, Inc., 5.33%, 4/1/18, LOC: Bank of New Albany, C/LOC: FHLB (r)	410,000	410,000
Post Apartment Homes LP, 5.32%, 7/15/29, CA: Fannie Mae (r)	650,000	650,000
Racetrac Capital LLC, 5.34%, 9/1/20, LOC: Regions Bank (r)	1,300,000	1,300,000
Roosevelt Paper Co., 5.38%, 6/1/12, LOC: Wachovia Bank (r)	3,100,000	3,100,000
Scott Street Land Co., 5.37%, 12/1/21, LOC: Fifth Third Bank (r)	600,000	600,000
Shawnee Kansas Private Activity Revenue, 5.50%, 12/1/12, LOC: JPMorgan Chase Bank (r)	1,020,000	1,020,000
Southeast Alabama Gas Distribution Revenue, 5.33%, 6/1/25, BPA: AmSouth Bank, AMBAC Insured (r)	1,225,000	1,225,000
Southern Indiana Investments Company Two LLC, 5.32%, 10/15/26,
LOC: Old National Bank, C/LOC: FHLB (r)	220,000	220,000

	Principal
Taxable Variable Rate Demand Notes - Cont'd	Amount	Value
St. Joseph County Indiana Economic Development Revenue:
Pin Oak Apartments LP, 5.49%, 6/1/27, LOC: FHLB (r)	$370,000	$370,000
Western Manor Apartments LP, 5.49%, 6/1/27, LOC: FHLB (r)	265,000	265,000
SunAmerica Trust Various States Revenue, 5.574%, 7/1/41, LOC: Freddie Mac (r)	1,330,000	1,330,000
Sussex County Delaware Revenue, 5.44%, 11/1/27, LOC: Wilmington Trust Co. (r)	2,300,000	2,300,000

Total Taxable Variable Rate Demand Notes (Cost $75,586,000)		75,586,000

Certificates Of Deposit - 4.0%
Australia and New Zealand Banking Group Ltd., 4.81%, 1/29/07	1,000,000	998,825
Bank of Nova Scotia, 4.88%, 1/30/07	1,000,000	999,934
Barclays Bank plc, 5.31%, 4/19/07	1,000,000	1,000,150
HBOS plc, 4.75%, 10/24/06	1,000,000	1,000,000

Total Certificates of Deposit (Cost $3,998,909)		3,998,909

U.S. Government Agencies And Instrumentalities - 18.9%
Fannie Mae:
3.00%, 5/9/07	1,000,000	987,335
5.00%, 8/24/07	1,000,000	998,103
Fannie Mae Discount Notes:
12/29/06	1,000,000	988,925
2/23/07	1,088,000	1,066,943
4/27/07	1,000,000	971,025
6/1/07	2,000,000	1,930,556
Federal Home Loan Bank:
4.20%, 10/6/06	1,000,000	1,000,000
4.50%, 11/3/06	1,000,000	1,000,000
5.30%, 1/29/07	1,000,000	1,000,000
5.00%, 2/9/07	1,000,000	1,000,000
5.35%, 2/28/07	1,000,000	1,000,000
Freddie Mac Discount Notes:
1/9/07	1,000,000	987,500
2/16/07	1,000,000	981,600
3/6/07	1,000,000	979,113
4/18/07	1,000,000	972,306
5/1/07	1,000,000	970,614
5/29/07	1,000,000	966,200
9/7/07	1,000,000	953,491

Total U.S. Government Agencies and Instrumentalities (Cost $18,753,711)		18,753,711

TOTAL INVESTMENTS (Cost $98,338,620) - 99.1%		98,338,620
Other assets and liabilities, net - 0.9%		877,694
Net Assets - 100%		$99,216,314

Net Assets Consist Of:
Paid in capital applicable to 99,261,933 shares of beneficial interest, unlimited number of no par share authorized		$99,263,748
Undistributed net investment income		1,259
Accumulated net realized gain (loss) on investment		(48,693)

Net Assets		$99,216,314

Net Assets Value Per Share		$1.00

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

Explanation of Guarantees:
BPA: Bond Purchase Agreement
C/LOC: Confirming Letter of Credit
LOC: Letter of Credit

Abbreviations:
AMBAC: American Municipal Bond Assurance Corp.
FHLB: Federal Home Loan Bank
GO: General Obligation
IDA: Industrial Development Authority
LLC: Limited Liability Corporation
LP: Limited Partnership
SO: Special Obligation

See notes to financial statements.

Statement of Operations
Year Ended September 30, 2006

Net Investment Income
Investment Income:
Interest income	$6,818,743

Expenses:
Investment advisory fee	367,164
Transfer agency fees and expenses	4,586
Trustees' fees and expenses	9,184
Administrative fees	73,433
Custodian fees	30,106
Accounting fees	21,399
Registration fees	21,260
Reports to shareholders	820
Insurance	47,605
Professional fees	19,452
Miscellaneous	21,636
Total expenses	616,645
Reimbursement from Advisor	(196,288)
Fees paid indirectly	(23,820)
Net expenses	396,537
Net Investment Income	6,422,206

Realized Gain (Loss)
Net realized gain (loss) on:
Investments	--

Increase (Decrease) in Net Assets
Resulting From Operations	$6,422,206

See notes to financial statements.

Statements of Changes in Net Assets

	Year Ended	Year Ended
	September 30,	September 30,
Increase (Decrease) in Net Assets	2006	2005
Operations:
Net investment income	$6,422,206	$5,501,686
Net realized gain (loss) on investments	--	2,204

Increase (Decrease) in Net Assets
Resulting From Operations	6,422,206	5,503,890

Distributions to shareholders from:
Net investment income	(6,423,971)	(5,501,919)
Total distributions	(6,423,971)	(5,501,919)

Capital share transactions:
Shares sold	637,977,540	1,339,153,893
Reinvestment of distributions	5,157,308	4,010,407
Shares redeemed	(717,885,095)	(1,394,523,623)
Total capital share transactions	(74,750,247)	(51,359,323)

Total Increase (Decrease) in Net Assets	(74,752,012)	(51,357,352)

Net Assets
Beginning of year	173,968,326	225,325,678
End of year (including undistributed net investment income of $1,259 and $3,024, respectively)	$99,216,314	$173,968,326

Capital Share Activity
Shares sold	637,977,540	1,339,153,893
Reinvestment of distributions	5,157,308	4,010,407
Shares redeemed	(717,885,095)	(1,394,523,623)
Total capital share activity	(74,750,247)	(51,359,323)

See notes to financial statements.

Notes to Financial Statements

Note A -- Significant Accounting Policies

General: Calvert Institutional Prime Fund ("the Fund"), the sole series of Calvert Cash Reserves, is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund offers shares of beneficial interest to the public with no sales charge.

Security Valuation:  Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). All securities are valued at amortized cost which approximates fair value in accordance with Rule 2a-7 of the Investment Company Act of 1940.

Repurchase Agreements:  The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Security Transactions and Net Investment Income:  Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.

Distributions to Shareholders:  Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are accrued daily and paid monthly. Distributions from net realized capital gains, if any, are paid annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements:  The Fund has arrangements with its custodian banks whereby the custodian's fees may be paid indirectly by credits earned on the Fund's cash on deposit with the banks. These credits are used to reduce the Fund's expenses. Such deposit arrangements may be an alternative to overnight investments.

Federal Income Taxes:  No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" -- an interpretation of FASB Statement 109 (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

Money Market Insurance: The Fund has obtained private insurance that partially protects it against default of principal or interest payments on the instruments it holds. U.S. government securities held by the Fund are excluded from this coverage.  Coverage under the policy is subject to certain conditions and may not be renewable upon expiration. While the policy is intended to provide some protection against credit risk and to help the fund maintain a constant price per share of $1.00, there is no guarantee that the insurance will do so.

Note B -- Related Party Transactions

Calvert Asset Management Company, Inc. ("the Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly-owned by UNIFI Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and Trustees of the Fund who are employees of the Advisor or its affiliates. For its services, the Advisor receives a monthly fee based on an annual rate of .25% of average daily net assets. Under the terms of the agreement, $22,061 was payable at year end. In addition, $19,384 was payable at year end for operating expenses paid by the Advisor during September 2006.

The Advisor voluntarily reimbursed the Fund for expenses of $196,288 for the year ended September 30, 2006.

Calvert Administrative Services Company, Inc., an affiliate of the Advisor, provides administrative services to the Fund for an annual fee, payable monthly, of .05% of the average daily net assets of the Fund. Under the terms of the agreement, $4,412 was payable at year end.

Calvert Distributors, Inc., an affiliate of the Advisor, is the distributor and principal underwriter for the Fund.

Calvert Shareholder Services, Inc. ("CSSI"), an affiliate of the Advisor, is the shareholder servicing agent for the Fund. For its services, CSSI received a fee of $2,286 for the year ended September 30, 2006. Under the terms of the agreement, $166 was payable at year end. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.

Each Trustee of the Fund who is not an employee of the Advisor or its affiliates receives an annual retainer of $32,000 ($25,000 prior to January 1, 2006) plus up to $1,500 for each Board and Committee meeting attended. Trustee's fees are allocated to each of the funds served.

Note C -- Investment Activity

The cost of investments owned at September 30, 2006 for federal income tax purposes was $98,338,620.

Net realized capital loss carryforward for federal income tax purposes of  $43,111 and $5,582 at September 30, 2006 may be utilized to offset future capital gains until expiration in September 2009 and September 2012, respectively.

The tax character of dividends and distributions paid during the years ended September 30, 2006, and September 30, 2005 were as follows:

Distributions paid from:	2006	2005
Ordinary income	$6,423,971	$5,501,919
Total	$6,423,971	$5,501,919

As of September 30, 2006, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

Undistributed income	$28,405
Capital loss carryforward	(48,693)
($20,288)

The difference between the components of distributable earnings on a tax basis and the amounts reflected in the statement of net assets is primarily due to the tax treatment of dividend payable accruals at fiscal year end.

The Fund may sell or purchase securities to and from other funds managed by the Advisor, typically short-term variable rate demand notes. Interportfolio transactions are primarily used for cash management purposes. Interportfolio transactions are made pursuant to Rule 17a-7 of the Investment Company Act of 1940. For the year ended September 30, 2006, such purchase and sales transactions were $383,105,000 and $422,779,000, respectively.

Note D -- Line of Credit

A financing agreement is in place between all Calvert Group Funds (except for the Calvert Social Investment Fund's Balanced and Enhanced Equity Portfolios, the CVS Calvert Social Balanced Portfolio and the CVS Ameritas Index 500 Portfolio) and State Street Corporation ("SSC"). Under the agreement, SSC provides an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Funds for temporary or emergency purposes only. Borrowings under the committed facility bear interest at the overnight Federal Funds Rate plus .50% per annum. A commitment fee of .10% per annum is incurred on the unused portion of the committed facility, which is allocated to all participating funds. The Fund had no loans outstanding pursuant to this line of credit at September 30, 2006. For the year ended September 30, 2006, borrowings by the Fund under the Agreement were as follows:

	WEIGHTED		MONTH OF
AVERAGE	AVERAGE	MAXIMUM	MAXIMUM
DAILY	INTEREST	AMOUNT	AMOUNT
BALANCE	RATE	BORROWED	BORROWED
$46,673	5.01%	$2,097,670	January 2006

Financial Highlights

	Years Ended
	September 30,	September 30,
	2006	2005
Net asset value, beginning	$1.00	$1.00
Income from investment operations
Net investment income	.045	.026
Distributions from
Net investment income	(.045)	(.026)
Net asset value, ending	$1.00	$1.00

Total return	4.55%	2.60%
Ratios to average net assets: A
Net investment income	4.37%	2.53%
Total expenses	.42%	.42%
Expenses before offsets	.29%	.28%
Net expenses	.27%	.27%
Net assets, ending (in thousands)	$99,216	$173,968

		Years Ended
	September 30,	September 30,	September 30,
	2004	2003	2002
Net asset value, beginning	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	.010	.012	.020
Distributions from
Net investment income	(.010)	(.012)	(.020)
Net asset value, ending	$1.00	$1.00	$1.00

Total return	1.04%	1.23%	2.03%
Ratios to average net assets: A
Net investment income	1.02%	1.25%	2.01%
Total expenses	.40%	.38%	.38%
Expenses before offsets	.27%	.27%	.26%
Net expenses	.27%	.26%	.25%
Net assets, ending (in thousands)	$225,326	$259,933	$345,902

A      Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements.    Net expenses are net of all reductions and represent the net expenses paid by the Fund.

See notes to financial statements.

Explanation of Financial Tables

Schedule of Investments

The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period.  Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.

Statement of Assets and Liabilities

The Statement of Assets and Liabilities is often referred to as the fund's balance sheet.  It lists the value of what the fund owns, is due and owes on the last day of the reporting period.  The fund's assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received.  The fund's liabilities include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid.  The statement also reports the fund's net asset value (NAV) per share on the last day of the reporting period.  The NAV is calculated by dividing the fund's net assets (assets minus liabilities) by the number of shares outstanding.  This statement is accompanied by a Schedule of Investments.  Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.

Statement of Net Assets

The Statement of Net Assets provides a detailed list of the fund's holdings, including each security's market value on the last day of the reporting period.  The Statement of Net Assets includes a Schedule of Investments.  Other assets are added and other liabilities subtracted from the investments total to calculate the fund's net assets.  Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.

At the end of the Statement of Net Assets is a table displaying the composition of the fund's net assets.  Paid in Capital is the money invested by shareholders and represents the bulk of net assets.  Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date.  Accumulated Realized Losses will appear as negative balances.  Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

Statement of Operations

The Statement of Operations summarizes the fund's investment income earned and expenses incurred in operating the fund.  Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund.  Expenses incurred in operating the fund include the advisory fee paid to the investment advisor, administrative service fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports.  Expense offsets (fees paid indirectly) are also shown.  Credits earned from offset arrangements are used to reduce the fund's expenses.  This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.

Statement of Changes in Net Assets

The Statement of Changes in Net Assets shows how the fund's total net assets changed during the two most recent reporting periods.  Changes in the fund's net assets are attributable to investment operations, distributions and capital share transactions.

The Operations section of the report summarizes information detailed in the Statement of Operations.  The Distribution section shows the dividend and capital gain distributions made to shareholders.  The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes.  The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed.  The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

Financial Highlights

The Financial Highlights table provides a per-share breakdown per class of the components that affect the fund's net asset value for current and past reporting periods.  The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period.  Total return is a measure of a fund's performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value.  Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment.  Total distributions include distributions from net investment income and net realized gains.  Long-term gains are earned on securities held in the fund more than one year.  Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes.  The expense ratio is a fund's cost of doing business expressed as a percentage of net assets.  These expenses directly reduce returns to shareholders.   Portfolio turnover measures the trading activity in a fund's investment portfolio -- how often securities are bought and sold by a fund.  Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund's investments and the investment style of the portfolio manager.

PROXY VOTING

The Proxy Voting Guidelines of the Calvert Funds that the Fund uses to determine how to vote proxies relating to portfolio securities are provided as an Appendix to the Fund's Statement of Additional Information.  The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745,  by visiting the Calvert website at www.calvert.com;  or by visiting the SEC's website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund's website at www.calvert.com and on the SEC's website at www.sec.gov.

Availability of Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available on the SEC's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Trustee and Officer Information Table

# of Calvert

Position

Position

Portfolios

Other

Name &

with

Start

Principal Occupation

Overseen

Directorships

Age

Fund

Date

During Last 5 Years

(Not   Applicable   to  Officers)

DISINTERESTED TRUSTEES

RICHARD L. BAIRD, JR.

AGE: 58

	Trustee	1976	President and CEO of the Adagio Health Inc. (formerly Family Health Council, Inc.) in Pittsburgh, PA, a non-profit corporation which provides family planning services, nutrition, maternal/child health care, and various health screening services and community preventive health programs.	26
FRANK H. BLATZ, JR., Esq. AGE: 71	Trustee	1982	Of counsel to firm of Schiller & Pittenger, P.C. Mr. Blatz was an attorney in private practice in Fanwood, NJ from 1999 to 2004.	26
DOUGLAS E. FELDMAN, M.D. AGE 58	Trustee	1982	Managing partner of Feldman Otolaryngology, Head and Neck Surgery in Washington, D.C. A graduate of Harvard Medical School, he is Associate Professor of Otolaryngology, Head and Neck Surgery at Georgetown University and George Washington University Medical School, and past Chairman of the Department of Otolaryngology, Head and Neck Surgery at the Washington Hospital Center. He is included in The Best Doctors in America.	12
PETER W. GAVIAN, CFA, ASA AGE: 73	Trustee	1980	Since 1976, President of Corporate Finance of Washington, Inc., a business appraisal firm. He is a Chartered Financial Analyst and an Accredited senior appraiser (business evaluation).	12

JOHN GUFFEY, JR.

AGE: 58

	Trustee	1976	Treasurer and Director of Silby, Guffey and Co., Inc. a venture capital firm (inactive as of 2003). President, Aurora Press, Inc., 2002.	26	Ariel Funds (3) Calvert Foundation Calvert Ventures, LLC

M. CHARITO KRUVANT

AGE: 60	Trustee	1996	President and CEO of Creative Associates International, Inc., a firm that specializes in human resources development, information management, public affairs and private enterprise development.	26	Acacia Federal Savings Bank Summit Foundation The Community Foundation for the National Capital Region

ARTHUR J. PUGH

AGE: 69	Trustee	1982	Retired executive.	26	Acacia Federal Savings Bank

INTERESTED TRUSTEES

BARBARA J. KRUMSIEK

AGE: 54

	Trustee & President	1997	President, Chief Executive Officer and Chairman of Calvert Group, Ltd. Prior to joining Calvert in 1997, Ms. Krumsiek had served as a Managing Director of Alliance Fund Distributors, Inc.	40	Calvert Foundation

DAVID R. ROCHAT

AGE: 69	Trustee & Senior Vice President	1980	Executive Vice President of Calvert Asset Management Company, Inc. and Director and President of Chelsea Securities, Inc.	12	Government Scientific Source, Inc. Chelsea Securities, Inc.

D. WAYNE SILBY, Esq.

AGE: 58

	Trustee & Chair	1976	Mr. Silby is Chairman of GroupServe Foundation, a software company focused on collaborative tools for non-profit groups. He was an officer and director of Silby, Guffey and Co., Inc., a venture capital firm. (inactive as of 2003).	26	UNIFI Mutual Holding Company Calvert Foundation Grameen Foundation USA GroupServe Foundation Studio School Fund Syntao.com China
OFFICERS

KAREN BECKER

AGE: 54

	Chief Compliance Officer	2005	Senior Vice President of Calvert Group, Ltd. and Head of Calvert Client Services.

SUSAN WALKER BENDER, Esq.

AGE: 47

	Officer	1988	Assistant Vice President and Associate General Counsel of Calvert Group, Ltd.
THOMAS DAILEY AGE: 42	Officer	2004	Vice President of Calvert Asset Management Company, Inc.

IVY WAFFORD DUKE, Esq.

AGE: 38

	Officer	1996	Assistant Vice President and Associate General Counsel of Calvert Group, Ltd., and since 2004, Chief Compliance Officer for Calvert Asset Management Company, investment advisor to the Funds.

STEVEN A. FALCI

AGE: 47

	Officer	2003	Senior Vice President of Calvert Asset Management Company, Inc. Prior to joining Calvert in 2003, Mr. Falci was SVP and Senior Portfolio Manager at Principal Mellon Equity Associates.

TRACI L. GOLDT

AGE: 33

	Officer	2004	Executive Assistant to General Counsel, Calvert Group, Ltd. Prior to joining Calvert in 2001, Ms. Goldt was Senior Project Manager for Backwire.com, and Project Manager for marchFIRST.
GREGORY B. HABEEB AGE: 56	Officer	2004	Senior Vice President of Calvert Asset Management Company, Inc.

DANIEL K. HAYES

AGE: 56

	Officer	1996	Senior Vice President of Calvert Asset Management Company, Inc.

HUI PING HO, CPA

AGE: 41

	Officer	2000	Tax Compliance Manager of Calvert Group, Ltd. and Assistant Fund Treasurer.

LANCELOT A. KING, Esq.

AGE: 36

	Officer	2002	Assistant Vice President and Associate General Counsel of Calvert Group, Ltd. Prior to joining Calvert in 2002, Mr. King was an associate with Mintz, Levin, Cohn, Ferris, Glovsky & Popeo.

JANE B. MAXWELL, Esq.

AGE: 54

	Officer	2005	Assistant Secretary & Assistant General Counsel of Calvert Group, Ltd. Prior to joining Calvert in 2004, Ms. Maxwell was an associate with Sullivan & Worcester, LLP.
ANDREW K. NIEBLER, Esq. AGE: 39	Officer	2006	Assistant Secretary & Assistant General Counsel of Calvert Group, Ltd. Prior to joining Calvert in 2006, Mr. Niebler was an associate with Cleary, Gottlieb, Steen & Hamilton for 7 years.

CATHERINE P. ROY

AGE: 50

	Officer	2004

Senior Vice President of Calvert Asset Management Company, Inc.  Prior to joining Calvert in 2004, Ms. Roy was Senior Vice President of US Fixed Income for Baring Asset Management, and SVP and Senior Portfolio Manager of Scudder Insurance Asset Management.

WILLIAM M. TARTIKOFF, Esq.

AGE: 59

	Officer	1990	Senior Vice President, Secretary, and General Counsel of Calvert Group, Ltd.

RONALD M. WOLFSHEIMER, CPA

AGE: 54

	Officer	1979	Senior Vice President and Chief Financial and Administrative Officer of Calvert Group, Ltd. and Fund Treasurer.

MICHAEL V. YUHAS JR., CPA

AGE: 45

	Officer	1999	Director of Fund Administration of Calvert Group, Ltd. and Fund Controller.

The address of Trustees and Officers is 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814, except Mr. Silby's address is 1715 18th Street, N.W., Washington, DC  20009. Ms. Krumsiek is an interested person of the Fund since she is an officer and director of the Fund's advisor and its affiliates.  Mr. Silby is an interested person of the Fund since he is a director of the parent company of the Fund's advisor.  Mr. Rochat is an interested person of the Fund since he is an officer and director of the Fund's advisor.

Additional information about the Fund's Trustees can be found in the Statement of Additional Information (SAI). You can get a free copy of the SAI at www.calvert.com, or by contacting your broker, or the Fund at 1-800-368-2745.

Calvert Cash Reserves Institutional Prime Fund

Principal Underwriter
Calvert Distributors, Inc.
4550 Montgomery Avenue
Suite 1000 North
Bethesda, Maryland 20814

Calvert Information

To Open an Account
800-317-2274

Yields and Prices
Calvert Information Network
(24 hours, 7 days a week)
800-368-2745

Service for Existing Account
Shareholders: 800-317-2274
Brokers: 800-368-2746

TDD for Hearing Impaired
800-541-1524

Branch Office
4550 Montgomery Avenue
Suite 1000 North
Bethesda, Maryland 20814

Registered, Certified
or Overnight Mail
Calvert Group
c/o BFDS
330 West 9th Street
Kansas City, MO 64105

Web Site
http://www.calvert.com

Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.

This report is intended to provide fund information to shareholders.  It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.


Item 2.  Code of Ethics.

(a) The registrant has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer and principal financial officer (also referred to as "principal accounting officer").

(b) No information need be disclosed under this paragraph.

(c) The registrant has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d) The registrant has not granted a waiver or implicit waiver from a provision of its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(e) Not applicable.

(f) The registrant's Code of Ethics is attached as an Exhibit hereto.

Item 3.  Audit Committee Financial Expert.

The registrant's Board of Trustees has determined that M. Charito Kruvant, an "independent" Trustee serving on the registrant's audit committee, is an "audit committee financial expert," as defined in Item 3 of Form N-CSR.  Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert.  The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4.  Principal Accountant Fees and Services.

Services fees paid to auditing firm:

	Fiscal Year ended 9/30/05		Fiscal Year ended 9/30/06
	$	%*	$	% *
(a) Audit Fees	$14,850		$15,290
(b) Audit-Related Fees	$0	0%	$0	0%
(c) Tax Fees (tax return preparation and filing for the registrant)	$2,640	0%	$2,750	0%
(d) All Other Fees	$0	0%	$0	0%
Total	$17,490	0%	$18,040	0%

* Percentage of fees approved by the Audit Committee pursuant to (c)(7)(i)(C) of Rule 2-01 of Reg. S-X (statutory de minimis waiver of Committee's requirement to pre-approve)

(e)  Audit Committee pre-approval policies and procedures:

The Audit Committee is required to pre-approve all audit and non-audit services provided to the registrant by the auditors, and to the registrant's investment advisor, and any entitycontrolling, controlled by, or under common control with the advisor that provides ongoing services to the registrant.  In determining whether to pre-approve non-audit services, the Audit Committee considers whether the services are consistent with maintaining the independence of the auditors.  The Committee may delegate its authority to pre-approve certain matters to one or more of its members.  In this regard, the Committee has delegated authority jointly to the Audit Committee Chair together with another Committee member with respect to non-audit services not exceeding $25,000 in each instance.  In addition, the Committee has pre-approved the retention of the auditors to provide tax-related services related to the tax treatment and tax accounting of newly acquired securities, upon request by the investment advisor in each instance.

(f) Not applicable.

(g) Aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment advisor, and any entitycontrolling, controlled by, or under common control with the advisor that provides ongoing services to the registrant for each of the last two fiscal years of the registrant:

Fiscal Year ended 9/30/05		Fiscal Year ended 9/30/06
$	%*	$	% *
$21,000	0%*	$5,000	0%*

* Percentage of fees approved by the Audit Committee pursuant to (c)(7)(i)(C) of Rule 2-01 of Reg. S-X (statutory de minimis waiver of Committee's requirement to pre-approve)

(h) The registrant's Audit Committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment advisor, and any entity controlling, controlled by, or under common control with the investment advisor that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c) (7)(ii) of Rule 2-01 of Reg. S-X is compatible with maintaining the principal accountant's independence and found that the provision of such services is compatible with maintaining the principal accountant's independence.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

This Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

No material changes were made to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees since last disclosure in response to this Item on registrant's Form N-CSR for the period ending March 31, 2006.

Item 11.  Controls and Procedures.

(a)        The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-

3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b)        There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)   A copy of the Registrant's Code of Ethics.

Attached hereto.

(a)(2)  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2).

Attached hereto.

(a)(3)   Not applicable.

(b)        A certification for the registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached hereto.  The certification furnished pursuant to this paragraph is not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section.  Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the registrant specifically incorporates it by reference.

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT CASH RESERVES

By:	/s/ Barbara J. Krumsiek Barbara J. Krumsiek President -- Principal Executive Officer

Date: December 1, 2006

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara J. Krumsiek Barbara J. Krumsiek President -- Principal Executive Officer

Date: December 1, 2006

By:	/s/ Ronald M. Wolfsheimer Ronald M. Wolfsheimer Treasurer -- Principal Financial Officer

Date: December 1, 2006